Intangible assets, net - Schedule of Amortization Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,129	$ 1,216	$ 1,200
Cost of revenues.
Finite-Lived Intangible Assets [Line Items]
Amortization expense	10		5
General and administrative expenses
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,113	1,210	1,136
Research and development expenses
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 6	$ 6	$ 59